Summary of Significant Accounting Policies (Tables)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025
Summary of Significant Accounting Policies [Line Items]
Schedule of Basic and Diluted Net Income Per Ordinary Share

For the three months ended
March 31, 2026
Numerator:
Net loss	$(139,635)
Denominator:
Weighted-average number of shares of common stock outstanding – basic and diluted	1,000
Basic and diluted net loss per share of common stock	$(139.64)

For the period
September 22, 2025
(inception) through
December 31, 2025
Numerator:
Net loss	$(145,382)
Denominator:
Weighted-average number of shares of common stock outstanding – basic and diluted	1,000
Basic and diluted net loss per share of common stock	$(145.38)

Mountain Lake Acquisition Corp.
Summary of Significant Accounting Policies [Line Items]
Schedule of Class A Ordinary Shares Subject to Possible Redemption Reflected in the Condensed Balance Sheets

As of March 31, 2026 and December 31, 2025, the Class A ordinary shares subject to possible redemption reflected in the condensed balance sheets are reconciled in the following table:

Class A ordinary shares subject to possible redemption, December 31, 2024	$231,643,853
Plus:
Accretion of Class A ordinary shares subject to redemption to redemption amount	9,586,719
Class A ordinary shares subject to possible redemption, December 31, 2025	$241,230,572
Plus:
Accretion of Class A ordinary shares subject to redemption to redemption amount	2,113,587
Class A ordinary shares subject to possible redemption, March 31, 2026	$243,344,159

As of December 31, 2025 and 2024, the Class A ordinary shares subject to possible redemption reflected in the balance sheets are reconciled in the following table:

Gross proceeds	$230,000,000
Less:
Proceeds allocated to Public Share Rights	(2,070,000)
Class A ordinary shares issuance costs	(13,210,471)
Plus:
Accretion for Class A ordinary shares to redemption amount	16,924,324
Class A ordinary shares subject to possible redemption, December 31, 2024	$231,643,853
Plus:
Accretion for Class A ordinary shares to redemption amount	9,586,719
Class A ordinary shares subject to possible redemption, December 31, 2025	$241,230,572

Schedule of Basic and Diluted Net Income Per Ordinary Share

The following table presents a reconciliation of the numerator and denominator used to compute basic and diluted net income per ordinary share for each class of ordinary shares:

	For the Three Months Ended		For the Three Months Ended
	March 31, 2026		March 31, 2025
	Class A	Class B	Class A	Class B
	Ordinary	Ordinary	Ordinary	Ordinary
	Shares	Shares	Shares	Shares
Basic and diluted net income per share:
Numerator:
Allocation of net income	$1,324,198	$399,818	$1,550,404	$468,117
Denominator:
Weighted-average shares outstanding	23,805,000	7,187,500	23,805,000	7,187,500
Basic and diluted net income per common stock	$0.06	$0.06	$0.07	$0.07

The following table presents a reconciliation of the numerator and denominator used to compute basic and diluted net income ordinary share for each class of ordinary shares:

			For the Period from
			June 14, 2024
	For the Year Ended		(inception) through
	December 31,		December 31,
	2025		2024
	Class A	Class B	Class A	Class B
	Ordinary	Ordinary	Ordinary	Ordinary
	Shares	Shares	Shares	Shares
Basic net income per share:
Numerator:
Allocation of net income	$6,361,272	$1,920,674	$99,286	$343,831
Denominator:
Weighted-average shares outstanding	23,805,000	7,187,500	1,785,375	6,182,813
Basic net income per common stock	$0.27	$0.27	$0.06	$0.06